Other investments - Movements in other investments (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Beginning balance	[1]	$ 71	$ 45
Additions		27	34
Repayments and disposals		(17)	(3)
Fair value adjustment		(3)	(5)
Capitalised interest		5	2
Impairment reversed/(charged) during the year		11	(2)
Ending balance		94	71	[1]
Customers and third parties | Loans
Disclosure of financial assets [line items]
Beginning balance		7	7
Ending balance		6	7
Associates | Loans
Disclosure of financial assets [line items]
Beginning balance		36	14
Ending balance		57	36
Loans
Disclosure of financial assets [line items]
Beginning balance		43	21
Additions		18	23
Repayments and disposals		(17)	(3)
Fair value adjustment		0	0
Capitalised interest		5	2
Impairment reversed/(charged) during the year		14	0
Ending balance		63	43
Others
Disclosure of financial assets [line items]
Beginning balance		28	24
Additions		9	11
Repayments and disposals		0	0
Fair value adjustment		(3)	(5)
Capitalised interest		0	0
Impairment reversed/(charged) during the year		(3)	(2)
Ending balance		$ 31	$ 28

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.